Capital Stock - Summary of Convertible preferred stock (Details) - USD ($) $ / shares in Units, $ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	[1]	Dec. 31, 2018
Temporary Equity [Line Items]
Net Carrying Value	[1]	$ 0		$ 111,282
Seed | Old Talkspace's
Temporary Equity [Line Items]
Issue Price				$ 0.3275
Shares Authorized	[2]			3,895,772
Shares Issued	[2]			3,895,771
Share Outstanding	[2]			3,895,771
Net Carrying Value				$ 1,112
Aggregate Liquidation Preference				$ 1,125
Seed-1 | Old Talkspace's
Temporary Equity [Line Items]
Issue Price				$ 0.3036
Shares Authorized	[2]			8,860,187
Shares Issued	[2]			8,860,185
Share Outstanding	[2]			8,860,185
Net Carrying Value				$ 2,340
Aggregate Liquidation Preference				$ 2,372
Seed-2 | Old Talkspace's
Temporary Equity [Line Items]
Issue Price				$ 0.3624
Shares Authorized	[2]			3,755,433
Shares Issued	[2]			3,755,433
Share Outstanding	[2]			3,755,433
Net Carrying Value				$ 1,150
Aggregate Liquidation Preference				$ 1,200
Series A | Old Talkspace's
Temporary Equity [Line Items]
Issue Price				$ 0.5842
Shares Authorized	[2]			18,163,165
Shares Issued	[2]			18,163,165
Share Outstanding	[2]			18,163,165
Net Carrying Value				$ 9,316
Aggregate Liquidation Preference				$ 9,356
Series B | Old Talkspace's
Temporary Equity [Line Items]
Issue Price				$ 1.0413
Shares Authorized	[2]			16,718,570
Shares Issued	[2]			16,337,364
Share Outstanding	[2]			16,337,364
Net Carrying Value				$ 14,934
Aggregate Liquidation Preference				$ 15,000
Series C | Old Talkspace's
Temporary Equity [Line Items]
Issue Price				$ 1.5839
Shares Authorized	[2]			22,412,141
Shares Issued	[2]			22,412,141
Share Outstanding	[2]			22,412,141
Net Carrying Value				$ 31,226
Aggregate Liquidation Preference				$ 31,300
Series D | Old Talkspace's
Temporary Equity [Line Items]
Issue Price				$ 2.7515
Shares Authorized	[2]			21,903,878
Shares Issued	[2]			21,158,491
Share Outstanding	[2]			21,158,491
Net Carrying Value				$ 51,204
Aggregate Liquidation Preference				$ 51,332
Convertible Preferred Stock
Temporary Equity [Line Items]
Share Outstanding		0	[1]	94,582,550	[1]	94,582,550		73,424,071
Convertible Preferred Stock | Old Talkspace's
Temporary Equity [Line Items]
Shares Authorized	[2]			95,709,146
Shares Issued	[2]			94,582,550
Share Outstanding	[2]			94,582,550
Net Carrying Value				$ 111,282
Aggregate Liquidation Preference				$ 111,685

[1]	Prior period results have been adjusted to reflect the exchange of Old Talkspace’s common stock for Talkspace’s common stock at an exchange ratio of approximately 1.134140 in June 2021 as a result of the Business Combination. See Note 3, “Business Combination” in the notes to the consolidated financial statements for further details.
[2]	Shares authorized and shares issued and outstanding have been adjusted to reflect the exchange of Old Talkspace’s common stock for Talkspace’s common stock at an exchange ratio of approximately 1.134140 in June 2021 as a result of the Business Combination. See Note 3, “Business Combination” in the notes to the consolidated financial statements for further details.